Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

19. SHARE-BASED COMPENSATION

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023.

2019 Plan

On September 19, 2019, September 1, 2020 and October 13, 2020, Ucommune Group granted 57,793, 7,683 and 797 share options to Ucommune Group’s employees and non-employees (the “Grantees”) at an exercise price of US$0.024 per share respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The options will vest in accordance with four types of vesting schedules set out in the respective option award agreement.

For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.

For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.

For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.

For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.

On September 1, 2020, the vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).

2020 Plan

In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from US$0.024 per share to US$0.05018 (0.024 divided by 0.4783) per share. The 2020 Plan provides for the issuance of up to an aggregate of 29,953 of Class A ordinary shares. On August 19, 2022, the Company adopted a second amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 41,667 Class A ordinary shares from 29,953 Class A ordinary shares to 71,620 Class A ordinary shares. On December 15, 2023, the Company adopted a third amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 1,000,000 Class A ordinary shares from 71,620 Class A ordinary shares to 1,071,620 Class A ordinary shares. On February 20, 2024, the Company adopted a fourth amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 3,000,000 Class A ordinary shares from 1,071,620 Class A ordinary shares to 4,071,620 Class A ordinary shares. On August 7, 2025, the Company adopted a fifth amendment to the 2020 Plan to increase the maximum aggregate number of shares that may be issued thereunder by 2,000,000 Class A ordinary shares from 4,071,620 Class A ordinary shares to 6,071,620 Class A ordinary shares. 100% of the share options shall vest and become exercisable upon the date of grant.

The fair value of option granted was estimated on the date of grant using the binominal option- pricing model with the following assumptions used for grants during the applicable periods:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Risk-free interest rate	3.54%	3.85% - 4.49%	4.02% - 4.16%
Volatility	102.39%	50.78% - 51.43%	35.92% - 38.43%
Dividend yield	—	—	—
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares	54.21	8.84 - 28.26	6.75 - 7.26

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options.

(2)	Volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies including the Company itself over a period comparable to the expected term of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(4)	Life of options

Life of options is extracted from option agreements.

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after November 17, 2020, were the closing prices of the Company’s ordinary shares traded in the stock exchange.

A summary of options activities during the years ended December 31, 2024 and 2025 is presented below:

	Number of options	Weighted average exercise price USD	Weighted average grant date fair value RMB	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2023	43,366	0.0504	5,289.26	7.45	1,116
Granted	1,900,000	0.00021	17.37
Exercised	(1,387,682)	0.00021	20.01
Forfeited	(3,598)	0.00441	684.41
Options outstanding at December 31, 2024	552,086	0.00132	419.51	9.59	4,652
Granted	2,170,000	0.00021	7.06
Exercised	(2,412,083)	0.00021	9.00
Forfeited	(42,701)	0.00051	58.53
Options outstanding at December 31, 2025	267,302	0.00206	704.90	9.31	1,183
Options vested as of December 31, 2025	267,302	0.00206	704.90	9.31	1,183

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of US$0.63 of the Company’s ordinary share on December 31, 2025.

The fair values of the options granted for the years ended December 31, 2024 and 2025 are as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Weighted average grant date fair value of option per share	17.37	7.06
Aggregate grant date fair value of options	33,009	15,318

As of December 31, 2025, there was no unrecognized compensation cost related to unvested share options.

Total share-based compensation expense of the above-mentioned incentive plan for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenue	887	(4,119)	1,010
Selling and marketing	1,572	—	—
General and administrative	23,263	15,452	14,012
Total share-based compensation expense	25,722	11,333	15,022